Oppenheimer
       CASH RESERVES


                                     ANNUAL
                                     REPORT
                                  JULY 31, 2002


LETTER TO SHAREHOLDERS
FUND MANAGER INTERVIEW
FINANCIAL STATEMENTS
TRUSTEES AND OFFICERS




                                 [LOGO OMITTED]
                                   4 HAND LOGO

[LOGO OMITTED]
4 HAND LOGO
OPPENHEIMERFUNDS[REGISTRATION MARK]
The Right Way to Invest

REPORT HIGHLIGHTS

FUND OBJECTIVE
Oppenheimer Cash Reserves seeks the maximum current income that is consistent with stability of principal.

    CONTENTS

 1  Letter to
    Shareholders

 3  An Interview
    with Your Fund's
    Managers

 7  FINANCIAL
    STATEMENTS

24  INDEPENDENT
    AUDITORS' REPORT

25  Federal
    Income Tax
    Information

26  Trustees and
    Officers

32  Privacy Policy Notice




------------------------------------
CURRENT YIELD*
          For the 7-Day Period
          Ended 7/31/02
          With           Without
          Compounding*   Compounding
------------------------------------
Class A   0.87%          0.86%
------------------------------------
Class B   0.31           0.31
------------------------------------
Class C   0.31           0.31
------------------------------------
Class N   0.55           0.55
------------------------------------

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*Compounded yields assume reinvestment of dividends. See Notes page 6 for further details.

LETTER TO SHAREHOLDERS

DEAR SHAREHOLDER,

As we near the end of 2002, global tensions and economic challenges that began in 2001 continue to impact events around the world and in the financial markets. When it comes to investing, words like trust, experience and consistency have never been more meaningful.
     Recently, accounting scandals and an overall lack of investor confidence in corporate America have weakened the stock market and caused the prices of many individual securities to drop sharply during the period. On the other hand, the overall bond market has provided some positive returns and stability, helping to provide investors with a safe haven from the equity markets. Not surprisingly, many investors are unsure what their next step should be and where they should turn to invest their money.
     Despite the continued challenges, there are signs of a moderate recovery in the U.S. economy. Rooted in a combination of low inflation and little pressure on the Federal Reserve Board to raise interest rates, business conditions are slowly improving, and we believe the prospects for long-term investors look bright. With that said, we expect the economy and markets to return to historical levels and not the exaggerated growth levels that typified the late 1990s and early 2000.
     Now more than ever, investors can see on two levels the fundamental advantage of mutual funds: diversification. Investors

[PHOTO OMITTED]
JAMES C. SWAIN

JAMES C. SWAIN
Chairman
Oppenheimer
Cash Reserves


[PHOTO OMITTED]
JOHN V. MURPHY

JOHN V. MURPHY
President
Oppenheimer
Cash Reserves


1 OPPENHEIMER CASH RESERVES

LETTER TO SHAREHOLDERS

can diversify their portfolios by investing among several types of funds to reduce short-term risks. The right asset allocation among equity and fixed-income funds can help cushion an investor's portfolio from tough market conditions. Secondly, mutual funds, while certainly not immune to volatility and declines in either the equity or fixed-income markets, offer clear-cut advantages over direct ownership of individual securities. Because fund portfolios often contain a number of different investments, one security's poor performance usually does not have a dramatic effect on the fund as a whole.
     Your financial advisor is also an equally important player on your team of investment professionals. Even if you consult with your advisor on a regular basis, now may be a good time to make sure that your portfolio still reflects the right mix of investments to help you reach your long-term goals.
     We at OppenheimerFunds appreciate and thank you for your continued trust as we strive toward our ongoing goal of investment excellence. To us, this is not a phrase uttered lightly. It's a commitment to providing shareholders with world-class asset management, top-quality service and strong fund performance over time. In other words, it's what makes OppenheimerFunds THE RIGHT WAY TO INVEST.


Sincerely,
/S/ JAMES C. SWAIN           /S/ JOHN V. MURPHY
James C. Swain               John V. Murphy
August 21, 2002

THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


2 OPPENHEIMER CASH RESERVES

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Q

HOW DID OPPENHEIMER CASH RESERVES PERFORM OVER THE PAST YEAR?
A. Oppenheimer Cash Reserves produced an annualized yield of 1.31% for Class A shares, and an annualized yield including the effects of compounding of 1.31% for Class A shares, over the fiscal year that ended July 31, 2002. The Fund's seven-day and compounded seven-day yields for Class A shares on July 31, 2002, were 0.86% and 0.87%, respectively.(1)

HOW WOULD YOU CHARACTERIZE THE ECONOMIC ENVIRONMENT DURING THIS PERIOD?

When the 12-month period began last July 2001, the U.S. economy was struggling to stay afloat, resisting the Federal Reserve Board's (the Fed's) aggressive efforts to stimulate growth. The Fed continued to cut interest rates sharply--five times during the first half of the reporting period and eleven times in all during 2001. By year's end, the federal funds rate stood at just 1.75%--its lowest level since 1961--and yet the economy continued to decline.
     The September 11 terrorist attacks only accelerated the fall, plunging the economy into recession and ending the longest expansion in U.S. history. The recession proved to be short-lived, as consumers, encouraged by low rates, helped the economy rebound by continuing to spend freely. Nevertheless, many question marks remained for investors--especially stock investors--who were anxious about corporate accounting practices and ongoing earnings weakness. This anxiety led investors toward high-quality fixed-income securities as an alternative to stocks.


PORTFOLIO MANAGEMENT
Team
Carol E. Wolf
Barry D. Weiss



1. Compounded yields assume reinvestments of dividends. The Fund's investment strategy, allocations and focus can change over time. The seven-day simple yield is an annualized average daily yield of the Fund for the most recent seven days. The compounded seven-day average yield for 365 days is offered as a comparison to a savings account's compounded interest rate. Unlike an investment in the Fund, deposits in a savings account are generally insured by the FDIC.


3 OPPENHEIMER CASH RESERVES

AN INTERVIEW WITH YOUR FUND'S MANAGERS


HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?
With robust demand for bonds that investors perceived to be safe havens and low interest rates dominating the period, yields on fixed-income securities with very short maturities--such as those found in the Fund--were universally low. As a result, our challenge became identifying short-term investments offering both strong credit characteristics and an attractive income stream.(2)
     Credit quality was an especially significant factor immediately following September 11 when market sentiment became extremely risk-averse. Our response was to sharply curtail our investments in industries whose credit we believed to be at risk during the recession, including energy and telecommunications.
     The majority of the Fund's investments are in commercial paper--short-term corporate debt obligations that mature in 270 days or less. As the period went on, it became more difficult to find attractive commercial paper as many companies issued longer-maturity debt to lock in the low interest rates. This decreased supply led us to look for other investment opportunities.
     As a result, we invested a higher-than-usual portion of the Fund's assets in discount notes issued by government-sponsored agencies. This strengthened the Fund's overall credit quality, while market dynamics helped temporarily boost yields of agency issues above those of commercial paper--making these investments even more attractive.
     The Fund, which is managed to emphasize liquidity and safety, maintained a stable share price of $1.00 per share during the period, while continuing to provide its investors with an income stream. Please note, however, that the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency, and cannot guarantee a $1.00 share price.


2. The Fund's investments and strategies are subject to change.


4 OPPENHEIMER CASH RESERVES

DID YOU MAKE ANY PORTFOLIO MOVES IN REGARDS TO THE FUND'S AVERAGE MATURITY?
We were encouraged to maintain the Fund's average maturity as long as possible over the fiscal year, in order to lock in higher yields for an extended period of time. However, for roughly the first half of the period, the Fund maintained the average maturity below 60 days. Accordingly, we kept the maturity very close to that level to maximize yields while striving to offer a stable net asset value for shareholders.
     In February 2002, the Fund's average maturity was allowed to increase to 90 days, which brought it in line with that of other similarly managed funds. With this new guideline in place, we sought to capture higher yields by increasing the portfolio's percentage of securities with longer maturities and stronger credit quality.

WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE FUND?
Looking ahead, we plan to continue managing the Fund defensively. Although we don't expect the Fed to raise rates anytime soon, we believe interest rates are unlikely to remain at their current levels. Therefore, we're positioning the Fund to attempt to earn a competitive yield in the current low-interest-rate environment while preparing the portfolio for potential rate increases. We've also been looking to buy appropriate longer-maturity securities, and continuing to invest in floating-rate debt that would reflect higher yields if interest rates should rise. As we strive to maximize yields for Fund shareholders, our overriding goal remains providing a stable investment amid market and economic uncertainty and keeping Oppenheimer Cash Reserves an important part of THE RIGHT WAY TO INVEST.



5 OPPENHEIMER CASH RESERVES

NOTES

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. YIELDS WILL FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.


6 OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  July 31, 2002

                                                           PRINCIPAL             VALUE
                                                              AMOUNT        SEE NOTE 1
======================================================================================
 CERTIFICATES OF DEPOSIT--10.9%
--------------------------------------------------------------------------------------
 DOMESTIC CERTIFICATES OF DEPOSIT--3.9%
 Citibank NA, 1.82%, 8/6/02                             $ 10,000,000    $   10,000,000
--------------------------------------------------------------------------------------
 National Bank of Commerce, Tennessee:
 1.88%, 6/20/03(1)                                        10,000,000         9,998,996
 1.89%, 10/2/02(1)                                        10,000,000        10,000,176
--------------------------------------------------------------------------------------
 Suntrust Bank, 1.955%, 5/23/03                           10,000,000        10,007,702
                                                                        --------------
                                                                            40,006,874
--------------------------------------------------------------------------------------
 YANKEE CERTIFICATES OF DEPOSIT--7.0%
 ABN AMRO Bank NV, Chicago, 2.13%, 9/30/02                10,000,000        10,000,082
--------------------------------------------------------------------------------------
 BNP Paribas, Chicago:
 1.77%, 8/1/02                                             5,000,000         5,000,000
 2.10%, 10/17/02                                           7,000,000         7,000,000
--------------------------------------------------------------------------------------
 BNP Paribas, New York, 1.96%, 11/13/02                   10,000,000        10,000,000
--------------------------------------------------------------------------------------
 Lloyds TSB Bank plc, New York, 1.93%, 8/19/02 ..          5,000,000         5,000,000
--------------------------------------------------------------------------------------
 Royal Bank of Scotland, New York, 1.80%, 11/22/02        15,000,000        15,000,000
--------------------------------------------------------------------------------------
 Svenska Handelsbanken, NY:
 1.94%, 1/22/03                                           10,000,000        10,000,478
 1.96%, 1/17/03                                           10,000,000        10,000,000
                                                                        --------------
                                                                            72,000,560
                                                                        --------------
 Total Certificates of Deposit (Cost $112,007,434)                         112,007,434
======================================================================================
 DIRECT BANK OBLIGATIONS--8.2%
--------------------------------------------------------------------------------------
 Abbey National North America LLC, 1.94%, 12/12/02         6,000,000         5,956,996
--------------------------------------------------------------------------------------
 Danske Corp., Series A:
 1.80%, 1/16/03                                           10,000,000         9,916,000
 1.92%, 12/11/02                                           5,000,000         4,965,167
--------------------------------------------------------------------------------------
 Nationwide Building Society, 1.93%, 8/16/02              16,000,000        15,987,133
--------------------------------------------------------------------------------------
 Nordea North America, Inc. (gtd. by Merita Bank plc),
 2.03%, 10/18/02                                          15,000,000        14,934,025
--------------------------------------------------------------------------------------
 Svenska Handelsbanken, Inc., Series S
 (gtd. by Svenska Handelsbanken AG), 1.97%, 1/9/03         4,000,000         3,967,210
--------------------------------------------------------------------------------------
 U.S. Bank NA MN, 2.03%, 10/24/02                         20,000,000        20,000,000
--------------------------------------------------------------------------------------
 UBS Finance (Delaware) LLC, 1.98%, 9/4/02                 8,000,000         7,985,040
                                                                        --------------
 Total Direct Bank Obligations (Cost $83,711,571)                           83,711,571
======================================================================================
 LETTERS OF CREDIT--1.2%
--------------------------------------------------------------------------------------
 Barclays Bank plc, guaranteeing commercial paper of
 Banco Nacional de Comercio Exterior SNC, 2.25%, 9/26/02   9,000,000         8,968,686
--------------------------------------------------------------------------------------
 Barclays Bank plc, guaranteeing commercial paper of
 PEMEX Capital, Inc., 1.91%, 8/8/02                        3,000,000         2,998,886
                                                                        --------------
 Total Letters of Credit (Cost $11,967,572)                                 11,967,572


7 OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued

                                                          PRINCIPAL             VALUE
                                                             AMOUNT        SEE NOTE 1
=====================================================================================
 SHORT-TERM NOTES--72.8%
-------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.6%
 General Dynamics Corp.:
 2.07%, 9/12/02(2)                                      $10,000,000    $    9,975,850
 2.17%, 9/16/02(2)                                        7,000,000         6,980,590
                                                                       --------------
                                                                           16,956,440
-------------------------------------------------------------------------------------
 ASSET-BACKED--22.1%
 Barton Capital Corp., 1.80%, 10/7/02(2)                 14,184,000        14,136,484
-------------------------------------------------------------------------------------
 BILLS Securitisation Ltd., 2.02%, 11/15/02               7,000,000         6,958,366
-------------------------------------------------------------------------------------
 Charta Corp.:
 1.77%, 10/22/02(2)                                      10,000,000         9,959,683
 1.78%, 10/23/02(2)                                       7,000,000         6,971,273
 1.80%, 8/8/02(2)                                         5,000,000         4,998,250
-------------------------------------------------------------------------------------
 Crown Point Capital Co.:
 1.78%, 12/4/02(2)                                       10,000,000         9,938,194
 1.81%, 8/16/02(2)                                       15,000,000        14,988,688
-------------------------------------------------------------------------------------
 Edison Asset Securitization LLC, 1.94%, 8/13/02(2)       5,000,000         4,996,767
-------------------------------------------------------------------------------------
 Fairway Finance Corp.:
 1.80%, 8/20/02(2)                                       15,000,000        14,985,750
 1.89%, 1/3/03(2)                                        10,100,000        10,017,811
-------------------------------------------------------------------------------------
 GOVCO, Inc., 1.76%, 10/25/02(2)                         10,000,000         9,958,444
-------------------------------------------------------------------------------------
 Greyhawk Funding LLC:
 1.82%, 1/13/03(2)                                       15,000,000        14,874,875
 1.96%, 8/14/02(2)                                        5,000,000         4,996,470
-------------------------------------------------------------------------------------
 Lexington Parker Capital Co. LLC:
 1.78%, 1/27/03(2)                                       10,000,000         9,911,494
 2.02%, 12/2/02(2)                                        7,000,000         6,951,688
-------------------------------------------------------------------------------------
 Neptune Funding Corp.:
 1.84%, 8/23/02(2)                                        5,000,000         4,994,378
 1.90%, 12/19/02(2)                                      18,000,000        17,867,000
-------------------------------------------------------------------------------------
 New Center Asset Trust, 1.79%, 10/10/02                 10,000,000         9,965,194
-------------------------------------------------------------------------------------
 Park Avenue Receivables Corp., 1.77%, 9/16/02(2)         5,000,000         4,988,692
-------------------------------------------------------------------------------------
 Perry Global Funding LLC, Series A, 1.84%, 1/16/03(2)   10,000,000         9,914,133
-------------------------------------------------------------------------------------
 Scaldis Capital LLC:
 1.85%, 12/12/02(2)                                       4,990,000         4,955,895
 2.28%, 9/24/02(2)                                        5,153,000         5,135,377
-------------------------------------------------------------------------------------
 Sheffield Receivables Corp.:
 1.76%, 8/14/02(2)                                       10,000,000         9,993,644
 1.82%, 8/12/02(2)                                       13,500,000        13,492,493
                                                                       --------------
                                                                          225,951,043
-------------------------------------------------------------------------------------
 BEVERAGES--1.0%
 Diageo Capital plc, 1.91%, 12/9/02(2)                   10,000,000         9,931,028
-------------------------------------------------------------------------------------
 BROKER-DEALERS--7.5%
 Banc of America Securities LLC, 2.013%, 8/1/02(1)       15,000,000        15,000,000


8 OPPENHEIMER CASH RESERVES

                                                          PRINCIPAL             VALUE
                                                             AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------
 BROKER-DEALERS Continued
 Goldman Sachs Group LP, Promissory Note:
 1.98%, 12/13/02(3)                                     $ 8,000,000    $    8,000,000
 2.06%, 11/25/02                                         10,000,000        10,000,000
 2.11%, 8/30/02(3)                                        4,000,000         4,000,000
-------------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co., 1.813%, 12/2/02(1)     9,400,000         9,400,000
-------------------------------------------------------------------------------------
 Salomon Smith Barney Holdings, Inc.:
 1.75%, 1/23/03                                          10,000,000         9,914,930
 1.79%, 4/25/03(1)                                       10,000,000        10,000,000
 1.81%, 1/10/03                                          10,000,000         9,918,550
                                                                       --------------
                                                                           76,233,480
-------------------------------------------------------------------------------------
 CHEMICALS--1.9%
 BASF AG:
 1.945%, 11/18/02(2)                                     10,000,000         9,941,110
 1.96%, 11/21/02(2)                                      10,000,000         9,939,022
                                                                       --------------
                                                                           19,880,132
-------------------------------------------------------------------------------------
 COMMERCIAL FINANCE--1.5%
 Countrywide Home Loans:
 1.83%, 8/5/02                                           10,000,000         9,997,967
 1.83%, 8/16/02                                           5,000,000         4,996,187
                                                                       --------------
                                                                           14,994,154
-------------------------------------------------------------------------------------
 CONSUMER FINANCE--3.4%
 American Express Credit Corp., Series B:
 1.827%, 4/25/03(1)                                      10,000,000        10,000,000
 1.83%, 5/7/03(1)                                        10,000,000        10,000,000
-------------------------------------------------------------------------------------
 American General Finance Corp.:
 1.80%, 8/9/02                                            5,000,000         4,998,000
 1.98%, 1/8/03                                           10,000,000         9,912,000
                                                                       --------------
                                                                           34,910,000
-------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
 SBC International, Inc., 1.82%, 8/26/02(2)               5,000,000         4,993,681
-------------------------------------------------------------------------------------
 FOOD PRODUCTS--2.4%
 Nestle Capital Corp.:
 1.87%, 2/3/03(2)                                        15,000,000        14,855,075
 1.90%, 2/5/03(2)                                        10,000,000         9,900,778
                                                                       --------------
                                                                           24,755,853
-------------------------------------------------------------------------------------
 INSURANCE--6.4%
 General Electric Capital Assurance Co., 1.889%,
  12/1/03(1,3)                                           15,000,000        15,000,000
-------------------------------------------------------------------------------------
 ING America Insurance Holdings, Inc.:
 1.82%, 1/9/03                                            2,000,000         1,983,721
 1.92%, 8/7/02                                            7,000,000         6,997,760
 1.92%, 8/9/02                                            5,000,000         4,997,867
 1.93%, 8/14/02                                           2,000,000         1,998,606
 1.94%, 8/19/02                                          10,000,000         9,990,325
-------------------------------------------------------------------------------------
 Metropolitan Life Insurance Co., 1.889%, 8/1/02(1)      10,000,000        10,000,000
-------------------------------------------------------------------------------------
 Pacific Life Insurance Co., 1.889%, 2/14/03(1,3)         5,000,000         5,000,000


9 OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued

                                                          PRINCIPAL             VALUE
                                                             AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------
 INSURANCE Continued
 Prudential Insurance Co. of America, 1.86%, 1/31/03(1) $10,000,000    $   10,000,000
                                                                       --------------
                                                                           65,968,279
-------------------------------------------------------------------------------------
 LEASING & FACTORING--2.9%
 American Honda Finance Corp.:
 1.82%, 4/9/03(1)                                         5,000,000         5,000,000
 1.92%, 11/20/02(1)                                      15,000,000        15,001,974
-------------------------------------------------------------------------------------
 Toyota Motor Credit Corp., 2.03%, 10/15/02(2)           10,000,000         9,957,708
                                                                       --------------
                                                                           29,959,682
-------------------------------------------------------------------------------------
 MEDIA--2.1%
 McGraw-Hill Cos., Inc.:
 2.05%, 10/1/02                                           5,000,000         4,982,632
 2.18%, 9/23/02                                          16,750,000        16,696,242
                                                                       --------------
                                                                           21,678,874
-------------------------------------------------------------------------------------
 OIL & GAS--2.9%
 BP Capital Markets plc, 2.16%, 9/16/02                   9,500,000         9,473,780
-------------------------------------------------------------------------------------
 Chevron UK Investment plc (gtd. by ChevronTexaco Corp.),
 1.95%, 11/7/02(2)                                        5,000,000         4,973,459
-------------------------------------------------------------------------------------
 Shell Finance UK plc, 1.99%, 10/16/02                   15,000,000        14,936,983
                                                                       --------------
                                                                           29,384,222
-------------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.8%
 Gillette Co., 2.04%, 10/15/02(2)                         8,365,000         8,329,449
-------------------------------------------------------------------------------------
 PHARMACEUTICALS--4.5%
 GlaxoSmithKline Finance plc:
 1.76%, 10/23/02(2)                                      10,000,000         9,959,422
 1.77%, 9/16/02(2)                                       10,000,000         9,977,384
-------------------------------------------------------------------------------------
 Wyeth:
 1.88%, 8/1/02(2)                                         5,000,000         5,000,000
 1.89%, 12/20/02(1,2)                                     8,000,000         8,000,000
 1.90%, 8/2/02(2)                                        10,000,000         9,999,472
 1.90%, 9/9/02(2)                                         3,000,000         2,993,825
                                                                       --------------
                                                                           45,930,103
-------------------------------------------------------------------------------------
 SPECIAL PURPOSE FINANCIAL--11.3%
 AriesOne Metafolio Corp., 1.83%, 8/13/02(2)              5,000,000         4,996,950
-------------------------------------------------------------------------------------
 Beta Finance, Inc.:
 1.79%, 4/22/03(1)                                       10,000,000         9,999,000
 1.80%, 8/15/02(2)                                       11,500,000        11,491,950
-------------------------------------------------------------------------------------
 Cooperative Assn. of Tractor Dealers, Inc., Series B:
 1.80%, 8/9/02                                            7,000,000         6,997,200
 1.80%, 1/15/03                                           8,400,000         8,329,860
-------------------------------------------------------------------------------------
 Independence Funding LLC, 1.84%, 1/8/03(2)              15,000,000        14,877,333
-------------------------------------------------------------------------------------
 K2 (USA) LLC:
 1.96%, 8/27/02(2)                                       10,000,000         9,985,844
 1.97%, 8/22/02(2)                                        5,000,000         4,994,254
 2.10%, 1/15/03(2)                                        6,000,000         5,943,777



10 OPPENHEIMER CASH RESERVES

                                                          PRINCIPAL             VALUE
                                                             AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------
 SPECIAL PURPOSE FINANCIAL Continued
 LINKS Finance LLC:
 1.85%, 8/1/02(2)                                       $ 7,300,000    $    7,300,000
 1.86%, 1/6/03(2)                                         7,500,000         7,438,446
 1.87%, 5/15/03(1)                                       15,000,000        14,998,500
--------------------------------------------------------------------------------------
 Long Lane Master Trust 4, 1.86%, 8/8/02(4)               8,000,000         7,997,107
                                                                       ---------------
                                                                          115,350,221
                                                                       ---------------
 Total Short-Term Notes (Cost $745,206,641)                               745,206,641
======================================================================================
 U.S. GOVERNMENT AGENCIES--6.7%
--------------------------------------------------------------------------------------
 Federal Home Loan Bank:
 1.78%, 8/2/02                                           15,000,000        14,999,259
 2.15%, 8/13/03(5)                                        5,000,000         5,000,000
 2.25%, 8/14/03(5)                                        5,000,000         5,000,000
--------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 1.77%, 8/8/02                                           10,000,000         9,996,558
 1.79%, 8/1/02                                            5,000,000         5,000,000
--------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 1.67%, 1/23/03                                           5,000,000         4,959,410
 1.745%, 1/8/03                                           5,000,000         4,961,222
 1.77%, 8/7/02                                            5,000,000         4,998,525
 2%, 4/1/03                                              14,000,000        13,811,000
                                                                       ---------------
 Total U.S. Government Agencies (Cost $68,725,974)                         68,725,974
======================================================================================
 JOINT REPURCHASE AGREEMENTS--1.5%
--------------------------------------------------------------------------------------
 Individual interest of 3% in joint repurchase agreement
 with PaineWebber, Inc., 1.81%, dated 7/31/02, to be
 repurchased at $513,825,833 on 8/1/02, collateralized
 by Federal Home Loan Mortgage Corp., 6%, 3/1/32, with
 a value of $223,603,854 and Federal National Mortgage
 Assn., 5.50%, 6/1/17, with a value of
 $301,228,060 (Cost $15,400,000)                         15,400,000        15,400,000
--------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,037,019,192)            101.3%    1,037,019,192
--------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                         (1.3)      (13,477,710)
                                                         -----------------------------
 NET ASSETS                                                   100.0%   $1,023,541,482
                                                         =============================


FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $421,763,890, or 41.21% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,997,107 or 0.78% of the Fund's net assets as of July 31, 2002.
5. When-issued security to be delivered and settled after July 31, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


11 OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2002

========================================================================================
 ASSETS
----------------------------------------------------------------------------------------
 Investments, at value (cost $1,037,019,192)--see accompanying statement  $1,037,019,192
----------------------------------------------------------------------------------------
 Cash                                                                          1,353,567
----------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                            9,137,180
 Interest                                                                        855,767
 Other                                                                            78,300
                                                                          --------------
 Total assets                                                              1,048,444,006

----------------------------------------------------------------------------------------
 LIABILITIES
----------------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                       14,018,569
 Investments purchased on a when-issued basis                                 10,000,000
 Transfer and shareholder servicing agent fees                                   420,402
 Dividends                                                                       155,674
 Distribution and service plan fees                                              118,699
 Trustees' compensation                                                              430
 Other                                                                           188,750
                                                                          --------------
 Total liabilities                                                            24,902,524

========================================================================================
 NET ASSETS                                                               $1,023,541,482
                                                                          ==============

========================================================================================
 COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                               $    1,023,499
----------------------------------------------------------------------------------------
 Additional paid-in capital                                                1,022,517,983
                                                                          --------------
 NET ASSETS                                                               $1,023,541,482
                                                                          ==============


========================================================================================
 NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $439,892,842 and 439,903,842 shares of beneficial interest
 outstanding)                                                                      $1.00
----------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $417,767,626
 and 417,727,229 shares of beneficial interest outstanding)                        $1.00
----------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $123,119,921
 and 123,107,828 shares of beneficial interest outstanding)                        $1.00
----------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $42,761,093
 and 42,760,061 shares of beneficial interest outstanding)                         $1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


12 OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2002

==============================================================================
 INVESTMENT INCOME
------------------------------------------------------------------------------
 Interest                                                         $19,609,378
==============================================================================
 EXPENSES
------------------------------------------------------------------------------
 Management fees                                                    3,774,010
------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              793,127
 Class B                                                            2,161,369
 Class C                                                              643,204
 Class N                                                              100,557
------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                            1,609,714
 Class B                                                            1,135,664
 Class C                                                              337,460
 Class N                                                               89,280
------------------------------------------------------------------------------
 Shareholder reports                                                  458,362
------------------------------------------------------------------------------
 Custodian fees and expenses                                           27,644
------------------------------------------------------------------------------
 Trustees' compensation                                                 6,728
------------------------------------------------------------------------------
 Other                                                                266,641
                                                                  ------------
 Total expenses                                                    11,403,760
 Less reduction to custodian expenses                                  (5,716)
 Less voluntary waiver of transfer and shareholder
   servicing agent fees -- Class A, B, C and N                        (79,807)
                                                                  ------------
 Net expenses                                                      11,318,237
==============================================================================
 NET INVESTMENT INCOME                                              8,291,141
==============================================================================
 NET REALIZED GAIN ON INVESTMENTS                                     110,956
==============================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $8,402,097
                                                                   ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


13 OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS


 YEAR ENDED JULY 31,                                                                        2002                  2001
=======================================================================================================================
 OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
 Net investment income                                                            $    8,291,141          $ 27,708,749
-----------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                                110,956               (18,474)
                                                                                  -------------------------------------
 Net increase in net assets resulting from operations                                  8,402,097            27,690,275
=======================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                              (5,240,579)          (16,436,745)
 Class B                                                                              (2,136,831)           (8,471,083)
 Class C                                                                                (681,306)           (2,791,572)
 Class N                                                                                (139,943)               (9,349)
-----------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                                 (46,805)                   --
 Class B                                                                                 (33,340)                   --
 Class C                                                                                  (9,923)                   --
 Class N                                                                                  (2,414)                   --

=======================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                              43,941,742            78,707,756
 Class B                                                                             178,524,051            66,862,410
 Class C                                                                              38,029,783            35,697,673
 Class N                                                                              38,485,352             4,274,709

=======================================================================================================================
 NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
 Total increase                                                                      299,091,884           185,524,074
-----------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                 724,449,598           538,925,524
                                                                                  -------------------------------------
 End of period                                                                    $1,023,541,482          $724,449,598
                                                                                  =====================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14 OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS


 CLASS A       YEAR ENDED JULY 31,               2002      2001      2000      1999      1998
=================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                            .01       .05       .05       .04       .04
 Net realized gain                                 --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total from investment operations                 .01       .05       .05       .04       .04
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.01)     (.05)     (.05)     (.04)     (.04)
 Distributions from net realized gain              --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.01)     (.05)     (.05)     (.04)     (.04)
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00     $1.00     $1.00     $1.00     $1.00
                                          =======================================================

=================================================================================================
 TOTAL RETURN(2)                                 1.31%     4.84%     5.10%     4.30%     4.61%
-------------------------------------------------------------------------------------------------

=================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $439,893  $395,898  $317,198  $264,632  $210,477
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $405,285  $351,490  $312,440  $245,622  $186,795
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           1.30%     4.67%     5.00%     4.22%     4.48%
 Expenses                                        1.17%     1.15%     1.06%     1.10%     1.28%(4)
 Expenses, net of voluntary waiver of transfer
 agent fees and/or reduction to custodian
 expenses                                        1.16%     1.15%     1.06%     1.10%     1.28%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


15 OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued


 CLASS B       YEAR ENDED JULY 31,               2002      2001      2000      1999      1998
=================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                            .01       .05       .05       .04       .04
 Net realized gain                                 --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total from investment operations                 .01       .04       .04       .04       .04
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.01)     (.04)     (.04)     (.04)     (.04)
 Distributions from net realized gain              --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.01)     (.04)     (.04)     (.04)     (.04)
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00     $1.00     $1.00     $1.00     $1.00
                                          =======================================================

=================================================================================================
 TOTAL RETURN(2)                                 0.76%     4.25%     4.52%     3.72%     3.98%
-------------------------------------------------------------------------------------------------

=================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $417,768  $239,201  $172,345  $204,081   $80,005
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $288,676  $208,775  $225,824  $170,068   $73,003
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           0.75%     4.07%     4.40%     3.67%     3.93%
 Expenses                                        1.71%     1.70%     1.61%     1.65%     1.83%(4)
 Expenses, net of voluntary waiver of transfer
 agent fees and/or reduction to custodian
 expenses                                        1.70%     1.70%     1.61%     1.65%     1.83%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


16 OPPENHEIMER CASH RESERVES


 CLASS C       YEAR ENDED JULY 31,               2002      2001      2000      1999      1998
=================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                            .01       .05       .05       .04       .04
 Net realized gain                                 --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total from investment operations                 .01       .04       .04       .04       .04
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.01)     (.04)     (.04)     (.04)     (.04)
 Distributions from net realized gain              --(1)     --        --        --        --
                                          -------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.01)     (.04)     (.04)     (.04)     (.04)
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00     $1.00     $1.00     $1.00     $1.00
                                          =======================================================

=================================================================================================
 TOTAL RETURN(2)                                 0.76%     4.26%     4.52%     3.73%     3.99%
-------------------------------------------------------------------------------------------------

=================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $123,120   $85,076   $49,382   $49,607   $18,101
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $ 85,893   $68,741   $59,556   $37,244   $15,297
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           0.80%     4.07%     4.44%     3.67%     3.94%
 Expenses                                        1.71%     1.70%     1.61%     1.65%     1.83%(4)
 Expenses, net of voluntary waiver of transfer
 agent fees and/or reduction to custodian
 expenses                                        1.70%     1.70%     1.61%     1.65%     1.83%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


17 OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued

 CLASS N       YEAR ENDED JULY 31,                              2002     2001(1)
===============================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------
 Net asset value, beginning of period                         $ 1.00    $ 1.00
-------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                           .01       .01
 Net realized gain                                                --(2)     --
                                                         ----------------------
 Total from investment operations                                .01       .01
-------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                           (.01)     (.01)
 Distributions from net realized gain                             --(2)     --
                                                         ----------------------
 Total dividends and/or distributions
 to shareholders                                                (.01)     (.01)
-------------------------------------------------------------------------------
 Net asset value, end of period                                $1.00     $1.00
                                                         ======================


===============================================================================
 TOTAL RETURN(3)                                                1.08%     1.49%
-------------------------------------------------------------------------------


===============================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $42,761    $4,275
-------------------------------------------------------------------------------
 Average net assets (in thousands)                           $21,014    $  737
-------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                          0.68%     3.03%
 Expenses                                                       1.47%     1.19%
 Expenses, net of voluntary waiver of transfer agent
 fees and/or reduction to custodian expenses                    1.46%     1.19%



1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18 OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of July 31, 2002, the Fund had entered into when-issued purchase commitments of $10,000,000.
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.



19 OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2002, amounts have been reclassified to reflect an increase in paid-in capital of $97,192, a decrease in undistributed net investment income of $92,482, and a decrease in accumulated net realized gain on investments of $4,710. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


20 OPPENHEIMER CASH RESERVES

================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                     Year Ended July 31, 2002            Year Ended July 31, 2001(1)
                                    Shares             Amount             Shares              Amount
----------------------------------------------------------------------------------------------------
CLASS A
Sold                           725,626,956    $   725,626,956      1,204,183,854    $ 1,204,183,854
Dividends and/or
distributions reinvested         5,044,104          5,044,104         15,219,869         15,219,869
Redeemed                      (686,729,318)      (686,729,318)    (1,140,695,967)    (1,140,695,967)
                              ----------------------------------------------------------------------
Net increase                    43,941,742    $    43,941,742         78,707,756    $    78,707,756
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                           600,768,660    $   600,768,660        593,249,893    $   593,249,893
Dividends and/or
distributions reinvested         1,988,404          1,988,404          7,307,928          7,307,928
Redeemed                      (424,233,013)      (424,233,013)      (533,695,411)      (533,695,411)
                              ----------------------------------------------------------------------
Net increase                   178,524,051    $   178,524,051         66,862,410    $    66,862,410
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                           242,337,624    $   242,337,624        704,729,916    $   704,729,916
Dividends and/or
distributions reinvested           568,139            568,139          2,258,358          2,258,358
Redeemed                      (204,875,980)      (204,875,980)      (671,290,601)      (671,290,601)
                              ----------------------------------------------------------------------
Net increase                    38,029,783    $    38,029,783         35,697,673    $    35,697,673
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                           84,380,207     $    84,380,207         6,629,109     $     6,629,109
Dividends and/or
distributions reinvested           135,286            135,286              6,894              6,894
Redeemed                       (46,030,141)       (46,030,141)        (2,361,294)        (2,361,294)
                              ----------------------------------------------------------------------
Net increase                    38,485,352    $    38,485,352          4,274,709    $     4,274,709
                              ======================================================================

1. For the year ended July 31, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to July 31, 2001, for Class N shares.


================================================================================
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.40% of net assets in excess of $1 billion. The Fund's management fee for the year ended July 31, 2002 was an annualized rate of 0.47%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $27.50 per account fee.



21 OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.
     The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

              CONCESSIONS ON    CONCESSIONS ON   CONCESSIONS ON  CONCESSIONS ON
              CLASS A SHARES    CLASS B SHARES   CLASS C SHARES  CLASS N SHARES
 YEAR            ADVANCED BY       ADVANCED BY      ADVANCED BY     ADVANCED BY
 ENDED        DISTRIBUTOR(1)    DISTRIBUTOR(1)   DISTRIBUTOR(1)  DISTRIBUTOR(1)
-------------------------------------------------------------------------------
 July 31, 2002           $--          $954,517         $233,346        $635,960

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                       CLASS A          CLASS B         CLASS C         CLASS N
                    CONTINGENT       CONTINGENT      CONTINGENT      CONTINGENT
                      DEFERRED         DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES    SALES CHARGES   SALES CHARGES   SALES CHARGES
 YEAR              RETAINED BY      RETAINED BY     RETAINED BY     RETAINED BY
 ENDED             DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------
 July 31, 2002         $77,684          $42,104            $343         $11,890

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. For the year ended July 31, 2002 , payments under the Class A Plan totaled $793,127, all of which were paid by the Distributor to recipients, and included $121,987 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees at this time.


22 OPPENHEIMER CASH RESERVES

Distribution fees paid to the Distributor for the year ended July 31, 2002, were as follows:

                                                                 DISTRIBUTOR'S
                                                  DISTRIBUTOR'S      AGGREGATE
                                                      AGGREGATE   UNREIMBURSED
                                                   UNREIMBURSED  EXPENSES AS %
                   TOTAL PAYMENTS  AMOUNT RETAINED     EXPENSES  OF NET ASSETS
                       UNDER PLAN   BY DISTRIBUTOR   UNDER PLAN       OF CLASS
------------------------------------------------------------------------------
Class B Plan           $2,161,369       $2,161,369   $       --            --%
Class C Plan              643,204          642,873           --            --
Class N Plan              100,557           52,288    1,537,255          3.59


================================================================================
4. ILLIQUID SECURITIES
As of July 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July
31, 2002 was $32,000,000, which represents 3.13% of the Fund's net assets.


23 OPPENHEIMER CASH RESERVES

INDEPENDENT AUDITORS' REPORT

================================================================================
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
OPPENHEIMER CASH RESERVES:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Cash Reserves, including the statement of investments, as of July 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Cash Reserves as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





DELOITTE & TOUCHE LLP

Denver, Colorado
August 21, 2002


24 OPPENHEIMER CASH RESERVES

FEDERAL INCOME TAX INFORMATION  Unaudited

================================================================================
In early 2003, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the year ended July 31, 2002 are eligible for the corporate dividend-received deduction.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


25 OPPENHEIMER CASH RESERVES


TRUSTEES AND OFFICERS

====================================================================================
 Trustees and Officers   James C. Swain, Trustee and Chairman of the Board of Trustees
                         John V. Murphy, Trustee and President
                         William L. Armstrong, Trustee
                         Robert G. Avis, Trustee
                         George C. Bowen, Trustee
                         Edward L. Cameron, Trustee
                         Jon S. Fossel, Trustee
                         Sam Freedman, Trustee
                         Beverly L. Hamilton, Trustee
                         Robert J. Malone, Trustee
                         F. William Marshall, Jr., Trustee
                         Barry D. Weiss, Vice President
                         Carol E. Wolf, Vice President
                         Robert G. Zack, Vice President and Secretary
                         Brian W. Wixted, Treasurer
                         Katherine P. Feld, Assistant Secretary
                         Kathleen T. Ives, Assistant Secretary
                         Denis R. Molleur, Assistant Secretary

====================================================================================================================================
NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER
AND LENGTH OF TIME SERVED(2)       TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE

TRUSTEES

JAMES C. SWAIN, Chairman and       Formerly Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (until January 2, 2002) and
Trustee (since 1989)               President and a director of Centennial Asset Management Corporation (a wholly-owned subsidiary of
Age: 68                            the Manager) (until 1997).

JOHN V. MURPHY,(3) President and   Chairman, Chief Executive Officer and director (since June 2001) and President (since September
Trustee (since 2001)               2000) of the Manager; President and a trustee of other Oppenheimer funds; President and a
Age: 52                            director (since July 2001) of Oppenheimer Acquisition Corp., the Manager's parent holding company, and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the
                                   Manager; Chairman and a director (since July 2001) of Shareholder Services, Inc. and of
                                   Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager; President and a director (since July 2001) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of the following investment advisory subsidiaries of the
                                   Manager: OFI Institutional Asset Management, Inc. and Centennial Asset Management Corporation
                                   (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                                   (since July 2001); President (since November 1, 2001) and a director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc., a director (since November 2001) of Trinity Investment
                                   Management Corp., Tremont Advisers, Inc., investment advisory affiliates of the Manager and
                                   OppenheimerFunds Distributor, Inc. (since November 2001), the Fund's



1. The address of each Trustee and Officer is 6803 S. Tucson Way, Centennial, Colorado 80112-3924, except the address for the following officers is 498 Seventh Avenue, New York, New York 10018: Messrs. Murphy, Zack and Molleur, and Ms. Feld.
2. Each Trustee and Officer serves for an indefinite term, until his or her resignation, retirement, death or removal.
3. John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Manager, and as a shareholder of its parent company.


26 OPPENHEIMER CASH RESERVES

JOHN V. MURPHY,(3)                 distributor; Executive Vice President (since February 1997) of Massachusetts Mutual Life
Continued                          Insurance Company, the Manager's parent company; a director (since June 1995) of DBL Acquisition
                                   Corporation.

                                   Formerly Chief Operating Officer (from September 2000 to June 2001) of the Manager; President and
                                   trustee (from November 1999 to November 2001) of MML Series Investment Fund and MassMutual
                                   Institutional Funds, open-end investment companies; a director (from September 1999 to August
                                   2000) of C.M. Life Insurance Company; President, Chief Executive Officer and director (from
                                   September 1999 to August 2000) of MML Bay State Life Insurance Company; a director (from June
                                   1989 to June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank, wholly-owned subsidiary of
                                   Emerald Isle Bancorp.

WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company
Trustee (since 1999)               (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since
Age: 65                            1993), Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since 1995) and Ambassador Media
                                   Corporation (since 1984); Director of the following public companies: Storage Technology
                                   Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), UNUMProvident (insurance company) (since 1991)

                                   Formerly Director of International Family Entertainment (television channel) (1992 - 1997),
                                   Frontier Real Estate, Inc. (residential real estate brokerage) (1994 - 1999), and Frontier Title
                                   (title insurance agency) (1995 - June 1999); a U.S. Senator (January 1979 - January 1991).

ROBERT G. AVIS,                    Formerly Mr. Avis held the following positions: Director and President of A.G. Edwards Capital,
Trustee (since 1993)               Inc. (General Partner of private equity funds) (until February 2001); Chairman, President and
Age: 71                            Chief Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice Chairman and
                                   Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset
                                   Management (investment advisor) (until March 1999); and a Director of A.G. Edwards & Sons and
                                   A.G. Edwards Trust Company (until March 2000).

GEORGE C. BOWEN,                   Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice President (from
Trustee (since 1998)               September 1987) and Treasurer (from March 1985) of the Manager; Vice President (from June 1983)
Age: 65                            and Treasurer (since March 1985) of OppenheimerFunds Distributor, Inc., the Fund's Distributor;
                                   Senior Vice President (since February 1992), Treasurer (since July 1991), Assistant Secretary and a director (since December 1991) of Centennial Management Corporation; Vice President (since
                                   October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corporation; Vice
                                   President and Treasurer (since August 1978) and Secretary (since April 1981) of Shareholder
                                   Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc.
                                   (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998), the Manager's parent corporation; Treasurer of Oppenheimer Partnership Holdings, Inc. (since
                                   November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since
                                   July 1996); Chief Executive Officer and director of MultiSource Services, Inc., a broker-dealer subsidiary of the Manager (since March 1996); Treasurer of OppenheimerFunds International Ltd.
                                   and Oppenheimer Millennium Funds plc (since October 1997), offshore fund management subsidiaries of the Manager.



27 OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS  Continued

EDWARD L. CAMERON, Trustee        Director of Genetic ID, Inc. and its subsidiaries, a privately held biotech company (since March
(since 1999)                      2001); a member of The Life Guard of Mount Vernon, George Washington's home (since June 2000).
Age: 63                           Formerly a partner with PricewaterhouseCoopers LLP (an accounting firm) (from 1974 - 1999) and
                                  Chairman, Price Waterhouse LLP Global Investment Management Industry Services Group (from 1994 -
                                  1998).

JON S. FOSSEL, Trustee            Chairman and Director of Rocky Mountain Elk Foundation, a not-for-profit foundation (since 1998);
(since 1990)                      and a director of P.R. Pharmaceuticals, a privately held company (since October 1999) and
Age: 60                           UNUMProvident (insurance company) (since June 1, 2002). Formerly Mr. Fossel held the following positions: Chairman and a director (until October 1996) and President and Chief Executive Officer
                                  (until October 1995) of the Manager; President, Chief Executive Officer and a director of
                                  Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder Financial Services,
                                  Inc. (until October 1995).

SAM FREEDMAN, Trustee             Formerly (until October 1994) Mr. Freedman held the following positions: Chairman and Chief
(since 1996)                      Executive Officer of OppenheimerFunds Services (from August 1980); Chairman, Chief Executive
Age: 61                           Officer and a director of Shareholder Services, Inc. (from August 1980); Chairman, Chief
                                  Executive Officer and director of Shareholder Financial Services, Inc. (from November 1989); Vice
                                  President and director of Oppenheimer Acquisition Corp. (from October 1990) and a director of the
                                  Manager (from October 1990).

BEVERLY L. HAMILTON, Trustee      Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
(since 2002)                      (open-end investment companies); Director of MML Services, an investment company (since April
Age: 55                           1987), America Funds Emerging Markets Growth Fund, an investment company (since October 1991),
                                  The California Endowment, a philanthropy organization (since April 2002), and Community Hospital of Monterey Peninsula (since February 2002), a Trustee of Monterey International Studies, an
                                  educational organization (since February 2000), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton is also a member of the investment committees of the Rockefeller Foundation, the University of Michigan and
                                  Hartford Hospital. Formerly, Mrs. Hamilton held the following position: President ARCO Investment
                                  Management Company (from February 1991 until April 2000).

ROBERT J. MALONE, Trustee         Director of Jones Knowledge, Inc., a privately held company (since 2001), director of U.S.
(since 2002)                      Exploration, Inc. (since 1997), director of Colorado UpLIFT, a non-profit organization (since
Age: 57                           1986) and a Trustee of the Gallagher Family Foundation (since 2000). Formerly, Mr. Malone held the following positions: Chairman of U.S. Bank (formerly Colorado National Bank) a subsidiary of
                                  U.S. Bancorp (from July 1, 1996 until April 1, 1999); Chairman of the Board and Chief Executive
                                  Officer of Colorado National Bank (from December 18, 1992 until July 1, 1996); director of
                                  Commercial Assets, Inc. (from 1993 to 2000).

F. WILLIAM MARSHALL, JR.,         Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
Trustee (since 2000)              (open-end investment companies). Formerly Chairman of SIS & Family Bank, F.S.B. (formerly SIS
Age: 60                           Bank) (January 1999 - July 1999); President, Chief Executive Officer and Director of SIS
                                  Bankcorp., Inc. and SIS Bank (formerly Springfield Institution for Savings) (May 1993 - December
                                  1998); Executive Vice President of Peoples Heritage Financial Group, Inc. (January 1999 - July
                                  1999); Chairman and Chief Executive Officer of Bank of Ireland First Holdings, Inc. and First New
                                  Hampshire Banks (June 1990 - May 1993).


28 OPPENHEIMER CASH RESERVES

================================================================================
OFFICERS


BARRY D. WEISS, Vice President   Vice President of the Manager (since July 2001); an officer and portfolio manager of other
(since 2001)                     Oppenheimer funds; formerly Assistant Vice President and Senior Credit Analyst of the Manager
Age: 38                          (February 2000 - June 2001). Prior to joining the Manager in February 2000, he was Associate
                                 Director, Structured Finance, Fitch IBCA Inc. (April 1998 - February 2000); News Director, Fitch
                                 Investors Service (September 1996 - April 1998); and Senior Budget Analyst, City of New York,
                                 Office of Management & Budget (February 1990 - September 1996).

CAROL E. WOLF, Vice President    Senior Vice President (since June 2000) of the Manager; an officer and portfolio manager of other
(since 1998)                     Oppenheimer funds; formerly Vice President of the Manager (June 1990 - June 2000).
Age: 50

ROBERT G. ZACK, Secretary        Senior Vice President (since May 1985) and General Counsel (since February 2002) of the Manager;
(since 2001)                     General Counsel and a director (since November 2001) of OppenheimerFunds Distributor, Inc.;
Age: 53                          Senior Vice President and General Counsel (since November 2001) of HarbourView Asset Management
                                 Corporation; Vice President and a director (since November 2000) of Oppenheimer Partnership
                                 Holdings, Inc.; Senior Vice President, General Counsel and a director (since November 2001) of
                                 Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc.,
                                 Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.; General Counsel (since
                                 November 2001) of Centennial Asset Management Corporation; a director (since November 2001) of
                                 Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director (since November 2001)
                                 of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager;
                                 Vice President (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                 November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel (November 2001 -
                                 February 2002) and Associate General Counsel (May 1981 - October 2001) of the Manager; Assistant
                                 Secretary of Shareholder Services, Inc. (May 1985 - November 2001), Shareholder Financial
                                 Services, Inc. (November 1989 - November 2001); OppenheimerFunds International Ltd. and
                                 Oppenheimer Millennium Funds plc (October 1997 - November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED, Treasurer        Senior Vice President and Treasurer (since March 1999) of the Manager, Treasurer (since March
(since 1999)                      1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real
Age: 42                           Asset Management Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership
                                  Holdings, Inc., of OFI Private Investments, Inc. (since March 2000) and of OppenheimerFunds
                                  International Ltd. and Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief
                                  Financial Officer (since May 2000) of Oppenheimer Trust Company; Assistant Treasurer (since March
                                  1999) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 -
                                  March 1999). An officer of 86 portfolios in the OppenheimerFunds complex.

KATHERINE P. FELD, Assistant      Vice President and Senior Counsel (since July 1999) of the Manager; Vice President (since June
Secretary (since 2001)            1990) of OppenheimerFunds Distributor, Inc.; director, Vice President and Secretary (since 1997)
Age: 44                           of Real Asset Management, Inc.; Vice President (since June 1999) of Centennial Asset Management
                                  Corporation; formerly Vice President and Associate Counsel of the Manager (June 1990 - July
                                  1999). An officer of 85 portfolios in the OppenheimerFunds complex.


29 OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS  Continued

KATHLEEN T. IVES, Assistant      Vice President and Assistant Counsel (since June 1998) of the Manager; Vice President (since
Secretary (since 2001)           1999) of OppenheimerFunds Distributor, Inc.; Vice President and Assistant Secretary (since 1999)
Age: 36                          of Shareholder Services, Inc.; Assistant Secretary (since December 2001) of OppenheimerFunds
                                 Legacy Program; an officer of other Oppenheimer funds; formerly Assistant Vice President and
                                 Assistant Counsel of the Manager (August 1997 - June 1998); Assistant Counsel of the Manager
                                 (August 1994 - August 1997). An officer of 85 other portfolios in the OppenheimerFunds complex.

DENIS R. MOLLEUR, Assistant       Vice President and Senior Counsel of the Manager (since July 1999); an officer of other
Secretary (since 2001)            Oppenheimer funds; formerly a Vice President and Associate Counsel of the Manager (September 1991
Age: 44                           - July 1999). An officer of 82 other portfolios in the OppenheimerFunds complex.



THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.
Each Trustee is a Trustee, Director or Managing General Partner of 41 other portfolios in the OppenheimerFunds complex, except as follows: Ms. Hamilton and Mr. Malone (40 portfolios) and Mr. Murphy (67 portfolios).


30 OPPENHEIMER CASH RESERVES

OPPENHEIMER CASH RESERVES

================================================================================
 INVESTMENT ADVISOR        OppenheimerFunds, Inc.

================================================================================
 DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

================================================================================
 TRANSFER AND SHAREHOLDER  OppenheimerFunds Services
 SERVICING AGENT

================================================================================
 INDEPENDENT AUDITORS      Deloitte & Touche LLP

================================================================================
 LEGAL COUNSEL TO          Myer, Swanson, Adams & Wolf, P.C.
 THE FUND

================================================================================
 LEGAL COUNSEL TO THE      Mayer Brown Rowe & Maw
 INDEPENDENT TRUSTEES

                           OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018.


[COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


31 OPPENHEIMER CASH RESERVES

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service


32 OPPENHEIMER CASH RESERVES

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.
o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the Log Out of Account Area button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 402(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.CALL OPP (1.800.225.5677).


33 OPPENHEIMER CASH RESERVES

INFORMATION AND SERVICES

GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience.
Sign up today at WWW.OPPENHEIMERFUNDS.COM.

INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A: CRSXX   Class B: CRBXX   Class C: CSCXX
                Class N: CSNNX




1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


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Oppenheimer Funds[REGISTRATION MARK]
Distributor, Inc.


 RA0760.001.0702  September 27, 2002